Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of related party transactions
Name of Related Party	Nature of Relationship

Mr. Szuhao Huang	Director, Chief Executive Officer (“CEO”)
Mr. Yenhung Liu	Director of the Company
Mr. Xusheng Niu	Legal Representative of Chengdu Skyherb
Mrs. Xiangtao Yao	Wife of Xusheng Niu
Chengdu Zhonghe sunshine Biotechnology Co., Ltd (“Chengdu Zhonghe”)	A company whose legal representative is Mr. Yenhung Liu
Gasar Biotechnology Co., Ltd	A company managed by Mr. Szuhao Huang,
Foshan Xiongluyu Tea Co., Ltd.	A company whose legal representative is Mrs. Xiangtao Yao
Chengdu Zangqingyuan Herb Co., Ltd.	A company whose legal representative is Mrs. Xiangtao Yao

Schedule of related parties accounts receivable
	December 31,	December 31,	December 31,
	2022	2021	2020

Chengdu Zangqingyuan Herb Co., Ltd.	$-	$133,909	$-
Foshan Xiongluyu Tea Co., Ltd.	-	-	-
Gasar Biotechnology Co., Ltd	-	-	-
Less: Allowance for doubtful accounts	-	-	-
Accounts receivable, net	$-	$133,909	$-

Schedule of due from related parties
	December 31,	December 31,	December 31,
	2022	2021	2020

Mr. Szuhao Huang	$-	$-	$142,182
Gasar Biotechnology Co., Ltd	-	148,900	98,900
Less: Allowance for doubtful accounts	-	-	-
Total, net	$-	$148,900	$241,082

Schedule of due to related parties
	December 31,	December 31,	December 31,
	2022	2021	2020
Mr. Xusheng Niu	$814,308	$768,714	$378,799
Mrs. Xiangtao Yao	563,969	790,051	906,760
Mr. Szuhao Huang	8,227	12,519	-
Total	$1,386,504	$1,571,284	$1,285,559